Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000246764 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.46%	9.29%	4.71%
MSCI ACWI ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	11.93%	10.09%	4.83%